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Filed pursuant to Rule 497
File No. 333-169679

FS ENERGY AND POWER FUND

Supplement dated September 1, 2011
to
Prospectus dated May 12, 2011

        This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of FS Energy and Power Fund dated May 12, 2011, as previously supplemented and amended (as so supplemented and amended, the "Prospectus").

        You should carefully consider the "Risk Factors" beginning on page 30 of the Prospectus before you decide to invest in our common shares.

 Cover Page of Prospectus

        This supplement supplements and amends the cover page of the Prospectus by replacing in its entirety the third paragraph thereof with the following:

        Through our affiliate, FS2 Capital Partners, LLC, or the dealer manager, we are offering up to 150,000,000 of our common shares of beneficial interest, or our common shares, in this offering at an initial offering price of $10.00 per share. The dealer manager is not required to sell any specific number or dollar amount of common shares but will use its best efforts to sell the common shares offered. The minimum permitted purchase is $5,000 of our common shares. On July 18, 2011, we announced that we had raised in excess of $2.5 million in offering proceeds from persons not affiliated with us or FS Investment Advisor, LLC, which we refer to as the minimum offering requirement, and admitted our initial public investors as shareholders. As a result, through July 18, 2011, we had sold an aggregate of 2,603,548 common shares for gross proceeds of approximately $23.5 million, including proceeds of approximately $20.0 million from common shares sold pursuant to a private placement to certain members of our board of trustees and individuals and entities affiliated with FS Investment Advisor, LLC and GSO Capital Partners LP.

Prospectus Summary

        This supplement supplements and amends the section of the Prospectus entitled "Prospectus Summary—Plan of Distribution" by replacing such section in its entirety with the following:

        This is a continuous offering of our common shares as permitted by the federal securities laws. We intend to file post-effective amendments to the registration statement of which this prospectus is a part, that are subject to SEC review, to allow us to continue this offering for at least two years. This offering must be registered in every state in which we offer or sell common shares. Generally, such registrations are for a period of one year. Thus, we may have to stop selling common shares in any state in which our registration is not annually renewed or otherwise extended. The dealer manager is not required to sell any specific number or dollar amount of common shares but will use its best efforts to sell the common shares offered. The minimum permitted purchase is $5,000.

        We are offering our common shares on a continuous basis at an initial offering price of $10.00 per share; however, to the extent that our net asset value increases, we will sell at a price necessary to ensure that common shares are not sold at a price per share, after deduction of selling commissions and dealer manager fees, that is below our net asset value per share. In the event of a material decline in our net asset value per share, which we consider to be a 5% decrease below our current net offering price, and subject to certain conditions, we will reduce our offering price accordingly. Promptly following any such adjustment to the offering price per share, we will file a prospectus supplement with the SEC disclosing the adjusted offering price, and we will also post the updated information on our website at www.fsenergyandpowerfund.com.

        A decline in our net asset value per share to an amount more than 5% below our current net offering price creates a rebuttable presumption that there has been a material change in the value of our assets such that a reduction in the offering price per share is warranted. This presumption may only be rebutted if our board of trustees, in consultation with our management, reasonably and in good faith determines that the decline in net asset value per share is the result of a temporary movement in the credit markets or the value of our assets, rather than a more fundamental shift in the valuation of our portfolio. In the event that (i) net asset value per share decreases to more than 5% below our current net offering price and (ii) our board of trustees believes that such decrease in net asset value per share is the result of a non-temporary movement in the credit markets or the value of our assets, our board of trustees will undertake to establish a new net offering price that is not more than 5% above our net asset value per share. If our board of trustees determines that the decline in our net asset value per share is the result of a temporary movement in the credit markets or the value of our assets, investors will purchase common shares at a net offering price per share which represents a premium to the net asset value per share of greater than 5%.

        FS2 Capital Partners, LLC will act as the dealer manager in connection with the sale of common shares registered in this offering. The dealer manager was formed in 2007 and is an affiliate of FS Advisor. FS2 Capital Partners, LLC also serves as the dealer manager in the initial public offering of shares of common stock of Franklin Square Holdings' first affiliated business development company, FS Investment Corporation.

        To purchase common shares in this offering, you must complete and sign a subscription agreement (in the form attached to this prospectus as Appendix A) for a specific dollar amount equal to or greater than $5,000 and pay such amount at the time of subscription. You should make your check payable to "UMB Bank, N.A., as agent for FS Energy and Power Fund." Subscriptions will be effective only upon our acceptance, and we reserve the right to reject any subscription in whole or in part. Pending acceptance of your subscription, proceeds will be deposited into an account for your benefit. See "—How to Subscribe."

        This supplement supplements and amends the section of the Prospectus entitled "Prospectus Summary—How to Subscribe" by replacing such section in its entirety with the following:

        Investors who meet the suitability standards described herein may purchase our common shares. Investors seeking to purchase our common shares should proceed as follows:

  •
  Read this entire prospectus and any appendices and supplements accompanying this prospectus.

  •
  Complete the execution copy of the subscription agreement provided by your financial representative. A specimen copy of the subscription agreement, including instructions for completing it, is included in this prospectus as Appendix A.

  •
  Deliver a check for the full purchase price of the common shares being subscribed for, along with the completed subscription agreement, to the selected broker-dealer. You should make your check payable to "UMB Bank, N.A., as agent for FS Energy and Power Fund." After you have satisfied the applicable minimum purchase requirement, additional purchases must be in increments of $500, except for purchases made pursuant to our distribution reinvestment plan.

  •
  By executing the subscription agreement and paying the total purchase price for the common shares subscribed for, each investor attests that he meets the suitability standards as stated in the subscription agreement and agrees to be bound by all of its terms.

        Subscriptions will be effective only upon our acceptance, and we reserve the right to reject any subscription in whole or in part. Subscriptions will be accepted or rejected within 15 days of receipt by us and, if rejected, all funds shall be returned to subscribers without deduction for any expenses within ten business days from the date the subscription is rejected. We are not permitted to accept a subscription for common shares until at least five business days after the date you receive a final prospectus.

        An approved trustee must process and forward to us subscriptions made through IRAs, Keogh plans and 401(k) plans. In the case of investments through IRAs, Keogh plans and 401(k) plans, we will send the confirmation and notice of our acceptance to the trustee.

Questions and Answers about this Offering

        This supplement supplements and amends the section of the Prospectus entitled "Questions and Answers about this Offering" by deleting in its entirety the seventh question thereof entitled "What happens if you do not raise a minimum of $2.5 million in this offering?" and the related answer to such question.

 Risk Factors

        This supplement supplements and amends the section of the Prospectus entitled "Risk Factors—Risks Relating to an Investment in Our Common Shares" by replacing in its entirety the first risk factor thereof entitled "Investors will not know the purchase price per share at the time they submit their subscription agreements and could receive fewer common shares than anticipated if our board of trustees determines to increase the offering price to comply with the requirement that we avoid selling common shares below net asset value per share" with the following:

Investors will not know the purchase price per share at the time they submit their subscription agreements and could receive fewer common shares than anticipated if our board of trustees determines to increase the offering price to comply with the requirement that we avoid selling common shares below our net asset value per share.

        The purchase price at which you purchase common shares will be determined at each semi-monthly closing date to ensure that the sales price, after deducting selling commissions and dealer manager fees, is equal to or greater than the net asset value of our common shares. As a result, in the event of an increase to our net asset value per share, your purchase price may be higher than the prior semi-monthly closing price per share, and therefore you may receive a smaller number of common shares than if you had subscribed at the prior semi-monthly closing price. See "Determination of Net Asset Value."

        This supplement supplements and amends the section of the Prospectus entitled "Risk Factors—Risks Relating to an Investment in Our Common Shares" by replacing in its entirety the second risk factor thereof entitled "Investors will not know the purchase price per share at the time they submit their subscription agreements and could pay a premium for their common shares if our board of trustees does not decrease the offering price in the event of a decline to our NAV per share" with the following:

Investors will not know the purchase price per share at the time they submit their subscription agreements and could pay a premium for their common shares if our board of trustees does not decrease the offering price in the event of a decline to our net asset value per share.

        The purchase price at which you purchase common shares will be determined at each semi-monthly closing date to ensure that the sales price, after deducting selling commissions and dealer manager fees, is equal to or greater than the net asset value of our common shares. In the event of a decrease to our net asset value per share, you could pay a premium of more than 5% for your common shares if our board of trustees does not decrease the offering price. A decline in our net asset value per share to an amount more than 5% below our current net offering price creates a rebuttable presumption that there has been a material change in the value of our assets such that a reduction in the offering price per share is warranted. This presumption may only be rebutted if our board of trustees, in consultation with our management, reasonably and in good faith determines that the decline in net asset value per share is the result of a temporary movement in the credit markets or the value of our assets, rather than a more fundamental shift in the valuation of our portfolio. In the event that (i) net asset value per share decreases to more than 5% below our current net offering price and (ii) our board of trustees believes that such decrease in net asset value per share is the result of a non-temporary movement in the credit markets or the value of our assets, our board of trustees will undertake to establish a new net offering price that is not more than 5% above our net asset value per share.

        This supplement supplements and amends the section of the Prospectus entitled "Risk Factors—Risks Relating to an Investment in Our Common Shares" by deleting in its entirety the sixth risk factor thereof entitled "We established the initial offering price for our common shares on an arbitrary basis, and the offering price may not accurately reflect the value of our assets."

 Determination of Net Asset Value

        This supplement supplements and amends the section of the Prospectus entitled "Determination of Net Asset Value—Determinations in Connection With Offerings" by replacing such section in its entirety with the following:

        We are offering our common shares on a continuous basis at an initial offering price of $10.00 per share; however, to the extent that our net asset value increases, we will sell at a price necessary to ensure that common shares are not sold at a price per share, after deduction of selling commissions and dealer manager fees, that is below our net asset value per share. In the event of a material decline in our net asset value per share, which we consider to be a 5% decrease below our current net offering price, and subject to certain conditions, we will reduce our offering price accordingly. Therefore, persons who tender subscriptions for our common shares in this offering must submit subscriptions for a certain dollar amount, rather than a number of our common shares and, as a result, may receive fractional common shares. We intend to file post-effective amendments to the registration statement of which this prospectus is a part, that are subject to SEC review, to allow us to continue this offering for at least two years.

        In connection with each semi-monthly closing on the sale of common shares offered pursuant to this prospectus on a continuous basis, our board of trustees or a committee thereof is required, within 48 hours of the time that each closing and sale is made, to make the determination that we are not selling common shares at a price per share which, after deducting selling commissions and dealer manager fees, is below our then current net asset value per share. Our board of trustees will consider the following factors, among others, in making such determination:

  •
  the net asset value per share of our common shares disclosed in the most recent periodic report we filed with the SEC;

  •
  our management's assessment of whether any material change in the net asset value per share has occurred (including through the realization of net gains on the sale of our portfolio investments) from the period beginning on the date of the most recently disclosed net asset value per share to the period ending two days prior to the date of the closing on and sale of our common shares; and

  •
  the magnitude of the difference between the net asset value per share disclosed in the most recent periodic report we filed with the SEC and our management's assessment of any material change in the net asset value per share since the date of the most recently disclosed net asset value per share, and the offering price of our common shares at the date of closing.

        Importantly, this determination does not require that we calculate net asset value in connection with each closing and sale of our common shares, but instead it involves the determination by our board of trustees or a committee thereof that we are not selling our common shares at a price which, after deducting selling commissions and dealer manager fees, is below the then current net asset value per share at the time at which the closing and sale is made.

        Moreover, to the extent that there is even a remote possibility that we may (i) issue our common shares at a price which, after deducting selling commissions and dealer manager fees, is below the then current net asset value per share of our common shares at the time at which the closing and sale is made or (ii) trigger the undertaking (which we provided to the SEC in the registration statement to which this prospectus is a part) to suspend the offering of our common shares pursuant to this prospectus if the net asset value per share fluctuates by certain amounts in certain circumstances until the prospectus is amended, our board of trustees or a committee thereof will elect, in the case of clause (i) above, either to postpone the closing until such time that there is no longer the possibility of the occurrence of such event or to undertake to determine net asset value within two days prior to any such sale to ensure that such sale will not be at a price which, after deducting selling commissions and dealer manager fees, is below our then current net asset value per share, and, in the case of clause (ii) above, to comply with such undertaking or to undertake to determine net asset value to ensure that such undertaking has not been triggered.

        In addition, a decline in our net asset value per share to an amount more than 5% below our current net offering price creates a rebuttable presumption that there has been a material change in the value of our assets such that a reduction in the offering price per share is warranted. This presumption may only be rebutted if our board of trustees, in consultation with our management, reasonably and in good faith determines that the decline in net asset value per share is the result of a temporary movement in the credit markets or the value of our assets, rather than a more fundamental shift in the valuation of our portfolio. In the event that (i) net asset value per share decreases to more than 5% below our current net offering price and (ii) our board of trustees believes that such decrease in the net asset value per share is the result of a non-temporary movement in the credit markets or the value of our assets, our board of trustees will undertake to establish a new net offering price that is not more than 5% above our net asset value per share. If our board of trustees determines that the decline in our net asset value per share is the result of a temporary movement in the credit markets or the value of our assets, investors will purchase common shares at a net offering price per share which represents a premium to the net asset value per share of greater than 5%.

        These processes and procedures are part of our compliance policies and procedures. Records will be made contemporaneously with all determinations described in this section and these records will be maintained with other records we are required to maintain under the 1940 Act. Promptly following any adjustment to the offering price per share of our common shares offered pursuant to this prospectus, we will update this prospectus by filing a prospectus supplement with the SEC. We will also make updated information available via our website.

Plan of Distribution

        This supplement supplements and amends the section of the Prospectus entitled "Plan of Distribution—General" by replacing such section in its entirety with the following:

        This is a continuous offering of our common shares as permitted by the federal securities laws. We intend to file post-effective amendments to the registration statement of which this prospectus is a part, that are subject to SEC review, to allow us to continue this offering for at least two years. This offering must be registered in every state in which we offer or sell common shares. Generally, such registrations are for a period of one year. Thus, we may have to stop selling common shares in any state in which our registration is not annually renewed or otherwise extended. The dealer manager is not required to sell any specific number or dollar amount of common shares but will use its best efforts to sell the common shares offered. The minimum permitted purchase is $5,000 of our common shares. Additional purchases must be in increments of $500, except for purchases made pursuant to our distribution reinvestment plan.

        The dates on which we will accept subscriptions will be the first business day of each month and the first business day following the 15th day of each month. Common shares issued pursuant to our distribution reinvestment plan typically will be issued on the same date that we hold our first of two semi-monthly closings. In addition, in months in which we repurchase common shares, we expect to conduct repurchases on the same date that we hold our first of two semi-monthly closings for the sale of common shares in this offering.

        We sell our common shares on a continuous basis at semi-monthly closings at an initial offering price of $10.00 per share; however, to the extent that our net asset value increases, we will sell at a price necessary to ensure that common shares are not sold at a price per share, after deduction of selling commissions and dealer manager fees, that is below our net asset value per share. In the event of a material decline in our net asset value per share, which we consider to be a 5% decrease below our current net offering price, and subject to certain conditions, we will reduce our offering price accordingly. Promptly following any such adjustment to the offering price per share, we will file a prospectus supplement with the SEC disclosing the adjusted offering price, and we will also post the updated information on our website at www.fsenergyandpowerfund.com.

        A decline in our net asset value per share to an amount more than 5% below our current net offering price creates a rebuttable presumption that there has been a material change in the value of our assets such that a reduction in the offering price per share is warranted. This presumption may only be rebutted if our board of trustees, in consultation with our management, reasonably and in good faith determines that the decline in net asset value per share is the result of a temporary movement in the credit markets or the value of our assets, rather than a more fundamental shift in the valuation of our portfolio. In the event that (i) net asset value per share decreases to more than 5% below our current net offering price and (ii) our board of trustees believes that such decrease in net asset value per share is the result of a non-temporary movement in the credit markets or the value of our assets, our board of trustees will undertake to establish a new net offering price that is not more than 5% above our net asset value per share. If our board of trustees determines that the decline in our net asset value per share is the result of a temporary movement in the credit markets or the value of our assets, investors will purchase common shares at a net offering price per share which represents a premium to the net asset value per share of greater than 5%.

        To purchase common shares in this offering, you must complete and sign a subscription agreement (in the form attached to this prospectus as Appendix A) for a specific dollar amount equal to or greater than $5,000 and pay such amount at the time of subscription. You should make your check payable to "UMB Bank, N.A., as agent for FS Energy and Power Fund." Subscriptions will be effective only upon our acceptance, and we reserve the right to reject any subscription in whole or in part. Pending acceptance of your subscription, proceeds will be deposited into an account for your benefit.

Suitability Standards

        This supplement supplements and amends the section of the Prospectus entitled "Suitability Standards" by adding the following immediately after the sixth paragraph thereof:

        Oklahoma—In addition to the suitability standards above, the State of Oklahoma requires that each Oklahoma investor will limit his or her investment in our common shares to a maximum of 10% of his or her net worth.

Form of Subscription Agreement

        This supplement supplements and amends the Prospectus by replacing in its entirety the Form of Subscription Agreement found in Appendix A of the Prospectus with the following:

The undersigned hereby tenders this subscription and applies for the purchase of the dollar amount of common shares of beneficial interest (the "Shares") of FS Energy and Power Fund, a Delaware statutory trust (sometimes referred to herein as the "Company"), set forth below.

1. INVESTMENT

	☐	Initial Investment - OR -
Amount Of Subscription: $	☐	Additional Investment in this Offering (minimum of $500)
(minimum initial investment is $5,000)	☐

Advisory/Registered Investment Adviser/Other Net of Commission Purchases - Shares are being purchased net of commissions (purchase pursuant to a wrap fee arrangement or by a registered representative on his/her own behalf)

2. TYPE OF OWNERSHIP (select only one)

☐	Individual (one signature required)	☐ Custodial Arrangement (owner and custodian signature required)
☐	Joint Tenants with Right of Survivorship (all parties must sign)	☐ IRA ☐ Roth IRA ☐ SEP ☐ KEOGH
☐	Community Property (all parties must sign)	☐ OTHER
☐	Tenants in Common (all parties must sign)	Name of Custodian
☐	Uniform Gift to Minors Act State of (custodian signature required)	Mailing Address
☐	Uniform Transfer to Minors Act State of (custodian signature required)	City State Zip
☐	Qualified Pension or Profit Sharing Plan (include Plan Documents)	Custodian Information (to be completed by custodian above)
☐	Trust (include title and signature pages)	Custodian Tax ID #
☐	Corporation (include Corporate Resolution; authorized signature required)	Custodian Account #
☐	Partnership (include Partnership Agreement; authorized signature required)	Custodian Phone #
☐	Other (specify and include title and signature pages)

3. INVESTOR INFORMATION (You must include a permanent street address even if your mailing address is a P.O. Box.)

Individual/Beneficial Owner (Please print name(s) to whom Shares are to be registered)

First Name	Middle Name	Last Name

Social Security Number		Date of Birth

Street Address	City	State Zip Code

If Not a US Citizen, Specify Country of Citizenship		Daytime Phone Number

Joint Owner/Minor

First Name	Middle Name	Last Name

Social Security Number		Date of Birth

Street Address and/or PO Box	City	State Zip Code

If Not a US Citizen, Specify Country of Citizenship		Daytime Phone Number

3. INVESTOR INFORMATION (continued)

Trust

Name of Trust	Date of Trust

Name(s) of Trustee(s)

Taxpayer Identification Number

Name of Beneficial Owner(s)

Beneficial Owner(s) Street Address	City	State	Zip Code

Social Security Number	Date of Birth	Occupation

Corporation/Partnership/Other

Entity Name	Tax ID Number	Date of Entity Formation

Entity Type (corporation, partnership, etc.)
	If corporation (check one):	C Corp.	S Corp.

Name(s) of Officer(s), General Partner or other Authorized Person(s)

4. DISTRIBUTIONS

I hereby subscribe for Shares of FS Energy and Power Fund and elect the distribution option indicated below:
(IRA accounts may not direct distributions without the custodian's approval)

☐	I choose to participate in FS Energy and Power Fund's Distribution Reinvestment Plan.*	☐	I choose to have distributions deposited in a checking, savings or brokerage account.**	☐	I choose to have distributions mailed to me at the address listed in Section 3.	☐	I choose to have distributions mailed to me at the following address:

*	Each investor that elects to have his or her distributions reinvested in FS Energy and Power Fund's Distribution Reinvestment Plan agrees to notify the Company and the broker-dealer named in this Subscription Agreement in writing at any time there is a material change in his or her financial condition, including failure to meet the minimum income and net worth standards as imposed by the state in which he or she resides.

**	Please attach a pre-printed, voided check.

I authorize FS Energy and Power Fund or its agent to deposit my distribution to the account indicated below. This authority will remain in force until I notify FS Energy and Power Fund in writing to cancel it. In the event that FS Energy and Power Fund deposits funds erroneously into my account, the Company is authorized to debit my account for the amount of the erroneous deposit. I also hereby acknowledge that funds and/or Shares in my account may be subject to applicable abandoned property, escheat or similar laws and may be transferred to the appropriate governmental authority in accordance with such laws, including as a result of account inactivity for the period of time specified in such laws or otherwise. None of the Company, its affiliates, its agents or any other person shall be liable for any property delivered in good faith to a governmental authority pursuant to applicable abandoned property, escheat or similar laws.

Name of Financial Institution	Mailing Address

City	State	Zip Code

Your Bank's ABA Routing Number	Your Account Number	Account Type
☐ Checking ☐ Savings ☐ Brokerage

The deposit services above cannot be established without a pre-printed, voided check. For Electronic Funds Transfers, the signatures of the bank account owner(s) must appear exactly as they appear on the bank registration. If the registration at the bank differs from that on this Subscription Agreement, all parties must sign below.

Signature of Individual/Trustee/Beneficial Owner		Signature of Joint Owner/Co-Trustee

5. ELECTRONIC DELIVERY OF DOCUMENTS

☐ In lieu of receiving documents by mail, I authorize FS Energy and Power Fund to make available on its website at www.fsenergyandpowerfund.com its quarterly reports, annual reports, proxy statements, prospectus supplements or other reports required to be delivered to me, as well as any investment or marketing updates, and to notify me via e-mail when such reports or updates are available. (Any investor who elects this option must provide an e-mail address below.)

E-Mail Address:

6. SUBSCRIBER SIGNATURES

Please carefully read and separately initial each of the representations below. In the case of joint investors, each investor must initial. Except in the case of fiduciary accounts, you may not grant any person power of attorney to make such representations on your behalf. In order to induce the fund to accept this subscription, I (we) hereby represent and warrant that:

		Owner	Joint Owner
(a)	I (we) have received a final Prospectus for the Company relating to the Shares.	Initials	Initials
(b)	I (we) certify that I (we) have (1) a net worth (exclusive of home, home furnishings and automobiles) of $250,000 or more; or (2) a net worth (exclusive of home, home furnishings and automobiles) of at least $70,000 and had during the last tax year or estimate that I (we) will have during the current tax year a minimum of $70,000 annual gross income, or that I (we) meet the higher suitability requirements imposed by my state of primary residence as set forth in the Prospectus under "Suitability Standards."	Initials	Initials
(c)	I am (we are) purchasing Shares for my (our) own account.	Initials	Initials
(d)	I (we) acknowledge that the Shares are not liquid, there is no public market for the Shares, and I (we) may not be able to sell the Shares.	Initials	Initials
(e)	If I am (we are) a resident of Idaho, I (we) certify that I (we) have (1) a liquid net worth of $85,000 and minimum annual gross income of $85,000, or (2) a minimum liquid net worth of $300,000. I (we) also certify that this investment does not exceed 10% of my (our) liquid net worth.	Initials	Initials
(f)	If I am (we are) a resident of Iowa, I (we) certify that my (our) total investment in the Shares does not exceed 10% of my (our) net worth.	Initials	Initials
(g)	If I am (we are) a resident of Kansas, I (we) certify that my (our) aggregate investment in the Company and other non-traded business development companies does not exceed 10% of my (our) liquid net worth.	Initials	Initials
(h)	If I am (we are) a resident of Maine, I (we) certify that my (our) aggregate investment in the Company and its affiliates does not exceed 10% of my (our) liquid net worth.	Initials	Initials
(i)	If I am (we are) a resident of Massachusetts, I (we) certify that my (our) aggregate investment in the Company and other non-traded business development companies does not exceed 10% of my (our) liquid net worth.	Initials	Initials
(j)	If I am (we are) a resident of Oklahoma, I (we) certify that my (our) investment in the Shares does not exceed 10% of my (our) net worth.	Initials	Initials
(k)	If I am (we are) a resident of Oregon, I (we) certify that my (our) investment in the Shares does not exceed 10% of my (our) net worth.	Initials	Initials
(l)	If I am (we are) a resident of the State of Washington, I (we) certify that I (we) will limit my (our) investment in the Shares to a maximum of 10% of my (our) net worth.	Initials	Initials

Substitute IRS Form W-9 Certification:

I (we) declare that the information supplied in this subscription agreement is true and correct and may be relied upon by the Company in connection with my investment in the Company. Under penalties of perjury, each investor signing below certifies that (1) the number shown in the Investor Social Security Number/Taxpayer Identification Number field in Section 3 of this form is my correct taxpayer identification number (or I am waiting for a number to be issued to me), and (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding, and (3) I am a U.S. person (including a non-resident alien). NOTE: You must cross out item (2) above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

By signing below, you hereby acknowledge receipt of the Prospectus of the Company, as supplemented and amended through the date hereof (as so supplemented and amended, the "Prospectus"), not less than five (5) business days prior to the signing of this Subscription Agreement. The Prospectus is available at www.sec.gov. You are encouraged to read the Prospectus carefully before making any investment decisions. You agree that if this subscription is accepted, it will be held, together with the accompanying payment, on the terms described in the Prospectus. You agree that subscriptions may be rejected in whole or in part by the Company in its sole and absolute discretion.

        You understand that you will receive a confirmation of your purchase, subject to acceptance by the Company, within 30 days from the date your subscription is received, and that the sale of Shares pursuant to this subscription agreement will not be effective until at least five business days after the date you have received a final Prospectus. Residents of Maine, Massachusetts and Missouri who first received the Prospectus only at the time of subscription may receive a refund of the subscription amount upon request to the Company within five business days of the date of subscription.

        By signing below, you also acknowledge that you have been advised that the assignability and transferability of the Shares is restricted and governed by the terms of the Prospectus; there are risks associated with an investment in the Shares and you should rely only on the information contained in the Prospectus and not on any other information or representations from other sources; and you should not invest in the Shares unless you have an adequate means of providing for your current needs and personal contingencies and have no need for liquidity in this investment.

        The Company is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish the account. Required information includes name, date of birth, permanent residential address and social security/taxpayer identification number. We may also ask to see other identifying documents. If you do not provide the information, the Company may not be able to open your account. By signing the Subscription Agreement, you agree to provide this information and confirm that this information is true and correct. You further agree that the Company may discuss your personal information and your investment in the Shares at any time with your then current financial advisor. If we are unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if we believe we have identified potentially criminal activity, we reserve the right to take action as we deem appropriate which may include closing your account.

        By signing below, you also acknowledge that you do not expect to be able to sell your Shares regardless of how the Company performs. If you are able to sell your Shares, you will likely receive less than your purchase price. The Company does not intend to list its Shares on any securities exchange during the offering period, and it does not expect a secondary market in the Shares to develop. The Company intends to implement a share repurchase program, but only a limited number of Shares will be eligible for repurchase by the Company. Accordingly, you should consider that you may not have access to the money you invest for at least five years, or until the Company completes a liquidity event, which may not occur until five years following the completion of its offering. There is no assurance that the Company will complete a liquidity event within such timeframe or at all. As a result of the foregoing, an investment in the Company's Shares is not suitable if you require short-term liquidity.

Printed Name of Owner or Authorized Person	Printed Name of Joint Owner or Authorized Person

Signature of Owner or Authorized Person	Signature of Joint Owner or Authorized Person

Date / /	Date / /

7. FINANCIAL ADVISOR (Please read and complete the following)

The undersigned confirm on behalf of the Broker-Dealer that they (i) are registered in the state in which the sale of the Shares to the investor executing this Subscription Agreement has been made and that the offering of the Shares is registered for sale in such state; (ii) have reasonable grounds to believe that the information and representations concerning the investor identified herein are true, correct and complete in all respects; (iii) have discussed such investor's prospective purchase of Shares with such investor; (iv) have advised such investor of all pertinent facts with regard to the fundamental risks of the investment, including the lack of liquidity and marketability of the Shares; (v) have delivered a current Prospectus and related supplements, if any, to such investor; (vi) have reasonable grounds to believe that the investor is purchasing these Shares for his or her own account; and (vii) have reasonable grounds to believe that the purchase of Shares is a suitable investment for such investor, that the undersigned will obtain and retain records relating to such investor's suitability for a period of six years, that such investor meets the suitability standards applicable to such investor set forth in the Prospectus and related supplements, if any, that such investor is in a financial position to enable such investor to realize the benefits of such an investment and to suffer any loss that may occur with respect thereto and that such investor has an understanding of the fundamental risks of the investment, the background and qualifications of the persons managing FS Energy and Power Fund and the tax consequences of purchasing and owning Shares. The undersigned Financial Advisor further represents and certifies that, in connection with this subscription for Shares, he has complied with and has followed all applicable policies and procedures under his firm's existing Anti-Money Laundering Program and Customer Identification Program.

Broker-Dealer		Financial Advisor Name

Advisor Street/P.O. Box

City	State	Zip Code

Advisor Number	Branch Number	Telephone Number

Email Address		Fax Number

Financial Advisor Signature			Date

Principal Signature (if required by Broker/Dealer)			Date

8. INVESTMENT INSTRUCTIONS

☐	By Mail - Checks should be made payable to "UMB Bank, N.A., as agent for FS Energy and Power Fund".

☐	By Wire Transfer - UMB Bank, N.A., ABA Routing # 101000695, FS Energy and Power Fund, Account # 9871916758. Forward this subscription agreement to the address listed below.

☐	By Asset Transfer

☐	Custodial Accounts—Forward this Subscription Agreement directly to the custodian.

Mailing Instructions FS Energy and Power Fund Services c/o DST Systems Inc. (877) 628-8575

Regular Mail P.O. Box 219095 Kansas City, MO 64121-9095	Express/Overnight Delivery 430 W. 7th Street Kansas City, MO 64105

QuickLinks

Cover Page of Prospectus
Prospectus Summary
Questions and Answers about this Offering
Risk Factors
Determination of Net Asset Value
Plan of Distribution
Suitability Standards
Form of Subscription Agreement